JPMorgan Unconstrained Debt Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.2%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.71%, 5/1/2040	415	396
3.85%, 11/1/2048	375	261
3.95%, 8/1/2059	435	300
Leonardo SpA (Italy) 4.88%, 3/24/2025	150	159
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026 (a)	100	102
4.63%, 2/16/2026 (b)	110	112
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	45	47
		1,377
Airlines — 0.2%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,692	1,611
Deutsche Lufthansa AG (Germany) 3.00%, 5/29/2026 (a)	300	283
International Consolidated Airlines Group SA (United Kingdom) 0.50%, 7/4/2023 (a)	100	102
		1,996
Auto Components — 0.5%
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	298	301
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	140	130
5.88%, 6/1/2029 (b)	315	298
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	300	282
5.00%, 10/1/2029	260	226
Clarios Global LP 8.50%, 5/15/2027 (b)	410	401
Dometic Group AB (Sweden) 3.00%, 9/13/2023 (a)	200	207
Faurecia SE (France)
3.13%, 6/15/2026 (a)	480	454
2.38%, 6/15/2027 (a)	100	87
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	470	409
Grupo Antolin-Irausa SA (Spain) 3.50%, 4/30/2028 (b)	168	132
IHO Verwaltungs GmbH (Germany) 3.88% (Cash), 5/15/2027 (a) (c) (d)	100	91
Schaeffler AG (Germany)
2.75%, 10/12/2025 (a)	300	299
2.88%, 3/26/2027 (a)	330	324
TI Automotive Finance plc (China) 3.75%, 4/15/2029 (a)	150	120
Valeo (France) 3.25%, 1/22/2024 (a)	500	515
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (a)	400	369
2.50%, 10/23/2027 (a)	300	267
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (a)	200	178
ZF North America Capital, Inc. (Germany) 2.75%, 4/27/2023 (a)	100	104
		5,194
Automobiles — 0.4%
Hyundai Capital America
1.30%, 1/8/2026 (b)	430	374
3.50%, 11/2/2026 (b)	2,180	1,993

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 11/15/2024 (a)	300	302
4.50%, 1/15/2026 (a)	250	231
Renault SA (France)
1.25%, 6/24/2025 (a)	200	190
2.00%, 9/28/2026 (a)	300	276
Stellantis NV 3.88%, 1/5/2026 (a)	160	167
Volvo Car AB (Sweden) 2.00%, 1/24/2025 (a)	300	299
		3,832
Banks — 6.9%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a) (e) (f) (g)	400	389
4.80%, 4/18/2026 (b)	800	761
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (b) (g)	1,200	869
Banco Bilbao Vizcaya Argentaria SA (Spain) (EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (e) (f) (g)	2,400	2,408
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (g)	2,000	1,935
5.15%, 8/18/2025	800	795
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (e) (f) (g)	1,000	776
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (g)	1,800	1,610
(SOFR + 1.32%), 2.69%, 4/22/2032 (g)	1,180	956
(SOFR + 1.22%), 2.30%, 7/21/2032 (g)	1,390	1,089
(SOFR + 1.21%), 2.57%, 10/20/2032 (g)	2,700	2,150
(SOFR + 1.93%), 2.68%, 6/19/2041 (g)	740	516
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (g)	430	371
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (g)	2,100	1,516
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (b)	700	693
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (g)	1,673	1,582
CaixaBank SA (Spain) (EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (e) (f) (g)	600	614
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (g)	177	166
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (g)	550	477
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	2,521	2,104
(SOFR + 1.55%), 5.61%, 9/29/2026 (g)	1,557	1,562
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (g)	1,225	1,156
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (g)	830	759
(SOFR + 3.91%), 4.41%, 3/31/2031 (g)	2,260	2,101
Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (g)	700	686
Commonwealth Bank of Australia (Australia) 3.78%, 3/14/2032 (b)	240	197
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (b) (g)	1,225	1,079
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a) (e) (f) (g)	600	558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (g)	1,720	1,586
Credit Agricole SA (France) (SOFR + 0.89%), 1.25%, 1/26/2027 (b) (g)	302	263

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (b) (g)	439	423
Discover Bank 4.20%, 8/8/2023	1,245	1,236
HSBC Holdings plc (United Kingdom)
(SOFR + 0.53%), 0.73%, 8/17/2024 (g)	1,685	1,613
(SOFR + 1.54%), 1.64%, 4/18/2026 (g)	300	270
(SOFR + 2.61%), 5.21%, 8/11/2028 (g)	2,565	2,475
(SOFR + 1.73%), 2.01%, 9/22/2028 (g)	2,575	2,137
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (g)	666	582
ING Groep NV (Netherlands)
(SOFR + 1.64%), 3.87%, 3/28/2026 (g)	1,100	1,057
(SOFR + 2.07%), 4.25%, 3/28/2033 (g)	200	176
Intesa Sanpaolo SpA (Italy)
7.00%, 11/21/2025 (b)	256	260
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (e) (f) (g)	1,476	1,532
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (b) (g)	200	148
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (g)	410	270
KeyBank NA (SOFR + 0.34%), 0.42%, 1/3/2024 (g)	1,115	1,110
Lloyds Banking Group plc (United Kingdom) 4.05%, 8/16/2023	1,385	1,372
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.53%, 9/13/2023	1,950	1,906
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (g)	2,290	2,276
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (g)	360	350
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g)	820	750
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (e) (f) (g)	385	389
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (f) (g)	1,535	1,181
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (g)	940	950
(SOFR + 0.99%), 1.67%, 6/14/2027 (g)	1,400	1,187
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 5/22/2028 (b) (e) (f) (g)	847	869
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (e) (f) (g)	652	512
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (g)	490	377
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (g)	593	464
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (b) (g)	1,468	1,371
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (b) (g)	700	722
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (b) (g)	1,280	1,212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (g)	700	738
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (g)	544	486
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	526	521
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (e) (f) (g)	600	490
UniCredit SpA (Italy)
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (e) (f) (g)	300	312
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (g)	720	610

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (g)	680	517
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)	1,420	1,237
(SOFR + 1.51%), 3.53%, 3/24/2028 (g)	1,410	1,310
(SOFR + 1.26%), 2.57%, 2/11/2031 (g)	420	351
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (g)	250	228
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (g)	360	307
		68,008
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	655	613
Anheuser-Busch InBev SA/NV (Belgium) 3.70%, 4/2/2040 (a)	600	613
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	1,251	1,098
Keurig Dr. Pepper, Inc. 3.95%, 4/15/2029	1,120	1,054
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	50	39
		3,417
Biotechnology — 0.5%
AbbVie, Inc.
3.75%, 11/14/2023	1,410	1,392
3.20%, 11/21/2029	925	844
4.70%, 5/14/2045	417	384
4.25%, 11/21/2049	585	503
Amgen, Inc. 2.45%, 2/21/2030	425	363
Biogen, Inc. 2.25%, 5/1/2030	285	235
Grifols Escrow Issuer SA (Spain) 3.88%, 10/15/2028 (b)	130	112
Grifols SA (Spain)
1.63%, 2/15/2025 (a)	100	97
2.25%, 11/15/2027 (a)	610	551
		4,481
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	745	693
JELD-WEN, Inc. 6.25%, 5/15/2025 (b)	175	164
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	85	70
Standard Industries, Inc.
2.25%, 11/21/2026 (a)	150	131
4.75%, 1/15/2028 (b)	140	127
		1,185
Capital Markets — 2.9%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (e) (f) (g)	740	629
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (f) (g)	1,030	806
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	170	99
Credit Suisse Group AG (Switzerland)
4.28%, 1/9/2028 (b)	2,840	2,314
(SOFR + 5.02%), 9.02%, 11/15/2033 (b) (g)	805	817

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (g)	1,165	1,118
(SOFR + 2.26%), 3.74%, 1/7/2033 (g)	1,505	1,074
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 9/10/2024 (g)	2,045	1,960
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (f) (g)	1,118	884
(SOFR + 0.80%), 1.43%, 3/9/2027 (g)	2,330	2,049
(SOFR + 1.11%), 2.64%, 2/24/2028 (g)	1,270	1,133
(SOFR + 1.28%), 2.62%, 4/22/2032 (g)	410	331
(SOFR + 1.26%), 2.65%, 10/21/2032 (g)	1,525	1,225
(SOFR + 1.41%), 3.10%, 2/24/2033 (g)	2,540	2,110
Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027 (a)	880	719
Huarong Finance 2019 Co. Ltd. (China)
(ICE LIBOR USD 3 Month + 1.13%), 5.82%, 2/24/2023 (a) (g)	520	518
3.75%, 5/29/2024 (a)	520	481
Morgan Stanley
(SOFR + 0.46%), 0.53%, 1/25/2024 (g)	1,950	1,931
(SOFR + 0.62%), 0.73%, 4/5/2024 (g)	1,805	1,769
(SOFR + 0.95%), 4.77%, 2/18/2026 (g)	790	777
(SOFR + 0.88%), 1.59%, 5/4/2027 (g)	2,660	2,344
(SOFR + 1.61%), 4.21%, 4/20/2028 (g)	288	274
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (g)	2,210	2,040
(SOFR + 1.14%), 2.70%, 1/22/2031 (g)	1,560	1,307
(SOFR + 1.20%), 2.51%, 10/20/2032 (g)	159	127
		28,836
Chemicals — 0.6%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (a)	1,180	957
Ashland Services BV 2.00%, 1/30/2028 (a)	100	89
CF Industries, Inc.
4.50%, 12/1/2026 (b)	835	808
4.95%, 6/1/2043	653	567
Chemours Co. (The) 4.00%, 5/15/2026	100	93
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	156	133
Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029 (b)	138	99
INEOS Finance plc (Luxembourg)
2.13%, 11/15/2025 (a)	300	279
2.88%, 5/1/2026 (a)	200	184
INEOS Quattro Finance 2 plc (United Kingdom) 2.50%, 1/15/2026 (a)	200	183
INEOS Styrolution Group GmbH (United Kingdom) 2.25%, 1/16/2027 (a)	100	87
Lune Holdings SARL (France) 5.63%, 11/15/2028 (b)	244	211
Monitchem HoldCo 3 SA (Luxembourg) 5.25%, 3/15/2025 (a)	180	178
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (b)	13	12
OCP SA (Morocco) 6.88%, 4/25/2044 (a)	390	353
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	565	462
4.38%, 2/1/2032	180	138
Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (e) (f) (g)	100	104

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (a) (e) (f) (g)	500	455
Synthomer plc (United Kingdom) 3.88%, 7/1/2025 (a)	100	92
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)	50	40
		5,524
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	870	727
Brink's Co. (The) 4.63%, 10/15/2027 (b)	275	253
Elis SA (France) 2.88%, 2/15/2026 (a)	500	499
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (b)	200	171
Paprec Holding SA (France) 3.50%, 7/1/2028 (b)	164	147
Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025 (a)	100	95
SPIE SA (France) 2.63%, 6/18/2026 (a)	400	391
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026 (a)	246	243
Techem Verwaltungsgesellschaft 675 mbH (Germany) 2.00%, 7/15/2025 (a)	200	192
Verisure Holding AB (Sweden)
3.88%, 7/15/2026 (a)	200	188
3.25%, 2/15/2027 (a)	350	315
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (a)	150	126
5.25%, 2/15/2029 (b)	119	100
		3,447
Communications Equipment — 0.1%
CommScope, Inc. 6.00%, 3/1/2026 (b)	675	653
Construction & Engineering — 0.1%
Heathrow Funding Ltd. (United Kingdom) 5.88%, 5/13/2041 (a)	500	616
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (e) (f) (g)	1,054	928
Consumer Finance — 1.6%
AerCap Ireland Capital DAC (Ireland)
4.13%, 7/3/2023	1,400	1,387
1.65%, 10/29/2024	510	469
1.75%, 1/30/2026	1,030	909
2.45%, 10/29/2026	400	352
3.00%, 10/29/2028	677	572
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (f) (g)	391	311
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	1,995	1,900
2.13%, 2/21/2026 (b)	100	86
4.25%, 4/15/2026 (b)	680	617
4.38%, 5/1/2026 (b)	460	418
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (f) (g)	1,728	1,330
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	310	316

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
2.75%, 6/14/2024	100	114
4.06%, 11/1/2024	400	386
3.25%, 9/15/2025	100	99
2.33%, 11/25/2025	400	384
4.39%, 1/8/2026	620	590
4.27%, 1/9/2027	1,566	1,449
4.95%, 5/28/2027	760	719
3.63%, 6/17/2031	714	586
General Motors Financial Co., Inc.
4.15%, 6/19/2023	2,570	2,553
2.75%, 6/20/2025	224	211
OneMain Finance Corp.
7.13%, 3/15/2026	90	87
4.00%, 9/15/2030	20	15
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (e) (f) (g)	100	96
(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (a) (e) (f) (g)	100	94
		16,050
Containers & Packaging — 0.4%
ARD Finance SA (Luxembourg) 5.00% (Cash), 6/30/2027 (a) (c) (d)	100	73
Ardagh Metal Packaging Finance USA LLC 2.00%, 9/1/2028 (a)	250	211
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (a)	380	336
5.25%, 8/15/2027 (b)	495	374
Ball Corp.
0.88%, 3/15/2024	300	300
1.50%, 3/15/2027	180	165
Berry Global, Inc. 1.00%, 1/15/2025 (a)	300	293
Crown European Holdings SA 3.38%, 5/15/2025 (a)	440	445
Guala Closures SpA (Italy) 3.25%, 6/15/2028 (a)	250	224
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (b)	120	118
OI European Group BV 3.13%, 11/15/2024 (a)	180	182
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	485	467
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	195	171
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (a)	350	236
Silgan Holdings, Inc. 3.25%, 3/15/2025	180	183
Titan Holdings II BV (Netherlands) 5.13%, 7/15/2029 (a)	150	125
Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026 (a) (h)	300	285
		4,188
Distributors — 0.0% ^
Parts Europe SA (France) 6.50%, 7/16/2025 (a)	100	105
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027 (b)	168	156
Service Corp. International 3.38%, 8/15/2030	90	75
		231

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Financial Services — 0.2%
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (b)	2,150	2,079
Paysafe Finance plc 3.00%, 6/15/2029 (b)	169	128
Sabre GLBL, Inc. 7.38%, 9/1/2025 (b)	27	26
		2,233
Diversified Telecommunication Services — 1.7%
Altice France Holding SA (Luxembourg) 8.00%, 5/15/2027 (a)	221	175
Altice France SA (France)
2.13%, 2/15/2025 (a)	400	372
3.38%, 1/15/2028 (a)	100	83
AT&T, Inc.
2.55%, 12/1/2033	1,250	982
3.50%, 9/15/2053	860	607
3.55%, 9/15/2055	362	254
CCO Holdings LLC
5.13%, 5/1/2027 (b)	2,600	2,461
5.00%, 2/1/2028 (b)	1,405	1,292
5.38%, 6/1/2029 (b)	165	150
4.75%, 3/1/2030 (b)	330	284
4.25%, 2/1/2031 (b)	1,435	1,165
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025 (a)	300	305
1.88%, 6/26/2029	300	261
DKT Finance ApS (Denmark) 7.00%, 6/17/2023 (a)	150	152
eircom Finance DAC (Ireland)
3.50%, 5/15/2026 (a)	250	238
2.63%, 2/15/2027 (a)	200	179
Iliad Holding SASU (France) 5.63%, 10/15/2028 (b)	344	334
Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026 (a)	300	287
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (a)	175	156
Level 3 Financing, Inc. 4.25%, 7/1/2028 (b)	50	39
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (b)	100	94
4.00%, 9/18/2027 (a)	700	659
Lumen Technologies, Inc. 5.13%, 12/15/2026 (b)	955	816
Orange SA (France)
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (e) (f) (g)	400	394
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a) (e) (f) (g)	300	276
Sprint Capital Corp.
6.88%, 11/15/2028	770	816
8.75%, 3/15/2032	80	96
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	530	409
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	190	209
Telecom Italia SpA (Italy)
3.63%, 1/19/2024 (a)	100	101
2.88%, 1/28/2026 (a)	700	656
3.63%, 5/25/2026 (a)	200	191
2.38%, 10/12/2027 (a)	450	390

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047	700	572
Verizon Communications, Inc.
1.75%, 1/20/2031	1,320	1,034
2.36%, 3/15/2032	110	88
2.65%, 11/20/2040	250	173
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (a)	210	173
		16,923
Electric Utilities — 2.9%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (b)	938	683
ContourGlobal Power Holdings SA (Spain)
4.13%, 8/1/2025 (a)	100	101
2.75%, 1/1/2026 (a)	200	182
Duke Energy Progress LLC 3.40%, 4/1/2032	490	437
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	540	424
EDP - Energias de Portugal SA (Portugal)
(EUR Swap Annual 5 Year + 4.29%), 4.50%, 4/30/2079 (a) (g)	1,100	1,128
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (g)	600	560
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (e) (f) (g)	300	292
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (a) (e) (f) (g)	300	292
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,550
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (g)	2,251	2,130
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	1,135	999
2.25%, 7/12/2031 (b)	316	236
5.00%, 6/15/2032 (b)	580	527
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (a) (e) (f) (g)	1,800	1,609
Entergy Texas, Inc. 1.75%, 3/15/2031	385	301
Evergy, Inc. 2.90%, 9/15/2029	443	382
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	832	757
Georgia Power Co. Series A, 2.10%, 7/30/2023	2,635	2,581
Iberdrola International BV (Spain) (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (a) (e) (f) (g)	1,700	1,718
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	1,855	1,576
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (b)	771	627
Metropolitan Edison Co. 3.50%, 3/15/2023 (b)	900	895
MidAmerican Energy Co. 4.25%, 5/1/2046	350	299
NRG Energy, Inc.
3.75%, 6/15/2024 (b)	990	957
3.38%, 2/15/2029 (b)	165	137
5.25%, 6/15/2029 (b)	140	129
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360	329
4.60%, 6/15/2043	250	193
PacifiCorp 3.30%, 3/15/2051	493	355
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (a)	366	266
PG&E Corp. 5.00%, 7/1/2028	510	471
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 6.34%, 3/30/2067 (g)	661	565

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
Series J, 0.70%, 8/1/2023	1,000	969
Series 13-A, 3.90%, 3/15/2043	214	164
3.65%, 2/1/2050	484	361
Union Electric Co. 3.90%, 4/1/2052	260	212
Vistra Operations Co. LLC
3.55%, 7/15/2024 (b)	688	660
3.70%, 1/30/2027 (b)	1,031	943
4.38%, 5/1/2029 (b)	302	270
4.30%, 7/15/2029 (b)	1,550	1,401
		28,668
Electrical Equipment — 0.0% ^
Orano SA (France)
3.13%, 3/20/2023 (a)	100	104
3.38%, 4/23/2026 (a)	300	305
		409
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (a)	180	172
Coherent Corp. 5.00%, 12/15/2029 (b)	631	557
Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)	335	279
		1,008
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (b)	833	685
Saipem Finance International BV (Italy)
3.75%, 9/8/2023 (a)	200	206
2.63%, 1/7/2025 (a)	100	98
Vallourec SA (France) 8.50%, 6/30/2026 (a)	300	310
		1,299
Entertainment — 0.6%
Banijay Entertainment SASU (France) 3.50%, 3/1/2025 (a)	280	276
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (b)	110	110
4.75%, 10/15/2027 (b)	230	208
Netflix, Inc.
4.88%, 4/15/2028	808	785
3.88%, 11/15/2029 (a)	100	99
5.38%, 11/15/2029 (b)	1,351	1,326
3.63%, 6/15/2030 (a)	250	243
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	180	174
3.70%, 4/14/2027	660	626
4.00%, 4/14/2032	200	178
Warnermedia Holdings, Inc. 4.28%, 3/15/2032 (b)	1,372	1,165
WMG Acquisition Corp.
2.75%, 7/15/2028 (a)	100	93

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
3.00%, 2/15/2031 (b)	140	116
2.25%, 8/15/2031 (b)	110	88
		5,487
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	300	223
American Tower Corp.
3.60%, 1/15/2028	1,695	1,559
2.10%, 6/15/2030	1,605	1,289
Crown Castle, Inc. 3.30%, 7/1/2030	75	66
Iron Mountain, Inc. 5.25%, 3/15/2028 (b)	300	281
Kilroy Realty LP 2.50%, 11/15/2032	936	678
Regency Centers LP 2.95%, 9/15/2029	320	269
RHP Hotel Properties LP 4.50%, 2/15/2029 (b)	100	87
SBA Communications Corp. 3.13%, 2/1/2029	100	84
VICI Properties LP
3.75%, 2/15/2027 (b)	90	81
4.50%, 1/15/2028 (b)	90	82
Welltower, Inc. 3.85%, 6/15/2032	410	357
WP Carey, Inc.
2.40%, 2/1/2031	180	143
2.25%, 4/1/2033	790	584
		5,783
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (b)	300	277
Bellis Acquisition Co. plc (United Kingdom) 3.25%, 2/16/2026 (a)	100	98
Casino Guichard Perrachon SA (France) 4.50%, 3/7/2024 (a) (h)	400	366
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025 (a)	200	199
Quatrim SASU (France) 5.88%, 1/15/2024 (a)	100	102
Rite Aid Corp.
7.50%, 7/1/2025 (b)	258	194
8.00%, 11/15/2026 (b)	551	343
US Foods, Inc. 4.75%, 2/15/2029 (b)	700	624
		2,203
Food Products — 0.3%
Conagra Brands, Inc. 0.50%, 8/11/2023	1,590	1,539
Darling Global Finance BV 3.63%, 5/15/2026 (a)	130	132
Kraft Heinz Foods Co. 2.25%, 5/25/2028 (a)	200	194
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (b)	80	75
4.13%, 1/31/2030 (b)	315	279
Post Holdings, Inc. 5.50%, 12/15/2029 (b)	600	551
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (a)	300	221
		2,991
Gas Utilities — 0.0% ^
UGI International LLC 2.50%, 12/1/2029 (b)	296	231

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
2.63%, 11/1/2025 (a)	300	297
3.88%, 7/15/2028 (a)	100	96
Hologic, Inc. 3.25%, 2/15/2029 (b)	120	105
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	152
		650
Health Care Providers & Services — 1.3%
Aetna, Inc. 2.80%, 6/15/2023	1,985	1,961
Centene Corp. 4.25%, 12/15/2027	170	160
Community Health Systems, Inc.
8.00%, 3/15/2026 (b)	175	162
5.25%, 5/15/2030 (b)	165	126
4.75%, 2/15/2031 (b)	150	110
CVS Health Corp. 2.70%, 8/21/2040	690	486
DaVita, Inc. 4.63%, 6/1/2030 (b)	340	275
Encompass Health Corp.
4.50%, 2/1/2028	385	346
4.63%, 4/1/2031	535	462
HCA, Inc.
5.38%, 9/1/2026	105	105
4.50%, 2/15/2027	3,820	3,672
5.63%, 9/1/2028	265	265
4.13%, 6/15/2029	1,570	1,435
3.50%, 9/1/2030	1,713	1,472
3.50%, 7/15/2051	480	324
Tenet Healthcare Corp.
4.63%, 7/15/2024	50	49
4.88%, 1/1/2026 (b)	110	104
5.13%, 11/1/2027 (b)	120	113
4.63%, 6/15/2028 (b)	300	268
UnitedHealth Group, Inc. 5.35%, 2/15/2033	1,270	1,322
		13,217
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026 (a)	300	286
5.00%, 10/15/2026 (b)	345	332
2.25%, 1/15/2028 (a)	300	273
		891
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (b)	340	286
888 Acquisitions Ltd. (United Kingdom) 7.56%, 7/15/2027 (b)	160	146
Accor SA (France) 3.00%, 2/4/2026 (a) (h)	100	100
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	360	320
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (b)	330	331
Carnival Corp.
10.13%, 2/1/2026 (a)	200	210

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.00%, 5/1/2029 (b)	315	224
Cedar Fair LP 6.50%, 10/1/2028	470	451
Cirsa Finance International SARL (Spain)
6.25%, 12/20/2023 (a)	53	55
4.75%, 5/22/2025 (a)	250	247
CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025 (a)	200	218
eDreams ODIGEO SA (Spain) 5.50%, 7/15/2027 (b)	183	155
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (a)	970	859
International Game Technology plc
3.50%, 6/15/2026 (a)	250	249
2.38%, 4/15/2028 (a)	160	145
Lottomatica SpA (Italy) 5.13%, 7/15/2025 (a)	300	298
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (b)	40	40
MGM Resorts International 5.50%, 4/15/2027	60	57
Motion Finco SARL (United Kingdom) 7.00%, 5/15/2025 (a)	150	156
Pinnacle Bidco plc (United Kingdom) 5.50%, 2/15/2025 (a)	200	186
Punch Finance plc (United Kingdom) 6.13%, 6/30/2026 (a)	200	205
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (b)	48	52
11.63%, 8/15/2027 (b)	100	103
8.25%, 1/15/2029 (b)	25	25
9.25%, 1/15/2029 (b)	15	15
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (b)	370	334
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)	44	44
Vail Resorts, Inc. 6.25%, 5/15/2025 (b)	140	140
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)	250	217
		5,868
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (b)	220	195
DR Horton, Inc. 5.75%, 8/15/2023	1,235	1,238
Newell Brands, Inc. 5.75%, 4/1/2046 (h)	80	62
Nobel Bidco BV (Netherlands)
3.13%, 6/15/2028 (b)	100	69
3.13%, 6/15/2028 (a)	150	104
		1,668
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	80	73
Energizer Holdings, Inc. 4.75%, 6/15/2028 (b)	620	541
Spectrum Brands, Inc.
4.00%, 10/1/2026 (a)	100	92
5.50%, 7/15/2030 (b)	754	646
		1,352
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
3.30%, 7/15/2025 (b)	497	465
3.95%, 7/15/2030 (b)	768	673

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Alexander Funding Trust 1.84%, 11/15/2023 (b)	380	358
Calpine Corp. 5.25%, 6/1/2026 (b)	98	94
Constellation Energy Generation LLC 5.60%, 6/15/2042	770	752
		2,342
Industrial Conglomerates — 0.2%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	531	501
General Electric Co. 4.13%, 9/19/2035 (a)	900	973
		1,474
Insurance — 0.5%
Assicurazioni Generali SpA (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (g)	400	423
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (g)	1,770	1,702
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,262
9.25%, 4/8/2038 (b)	380	440
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	620	561
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (g)	200	178
		4,566
Interactive Media & Services — 0.0% ^
TripAdvisor, Inc. 7.00%, 7/15/2025 (b)	203	201
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060	350	221
ANGI Group LLC 3.88%, 8/15/2028 (b)	275	207
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (b)	340	322
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (b)	225	139
		889
IT Services — 0.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (b)	23	19
Black Knight InfoServ LLC 3.63%, 9/1/2028 (b)	337	303
Conduent Business Services LLC 6.00%, 11/1/2029 (b)	155	127
Fiserv, Inc. 1.63%, 7/1/2030	1,500	1,328
Gartner, Inc.
4.50%, 7/1/2028 (b)	15	14
3.75%, 10/1/2030 (b)	445	385
Global Payments, Inc.
2.90%, 5/15/2030	400	330
2.90%, 11/15/2031	1,010	801
Nexi SpA (Italy) 1.63%, 4/30/2026 (a)	100	93
Presidio Holdings, Inc. 4.88%, 2/1/2027 (b)	201	188
		3,588
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (b)	430	327
Life Sciences Tools & Services — 0.2%
Danaher Corp. 2.80%, 12/10/2051	2,205	1,518

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.1%
Renk AG (Germany) 5.75%, 7/15/2025 (a)	300	284
TK Elevator Holdco GmbH (Germany) 6.63%, 7/15/2028 (a)	90	77
TK Elevator Midco GmbH (Germany) 4.38%, 7/15/2027 (a)	230	210
Wabash National Corp. 4.50%, 10/15/2028 (b)	640	541
		1,112
Marine — 0.0% ^
Hapag-Lloyd AG (Germany) 2.50%, 4/15/2028 (a)	150	137
Media — 1.0%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025 (a)	300	288
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (a)	150	119
Bertelsmann SE & Co. KGaA (Germany) (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (a) (g)	100	104
Charter Communications Operating LLC
2.25%, 1/15/2029	765	626
2.80%, 4/1/2031	410	324
3.50%, 6/1/2041	430	291
5.38%, 5/1/2047	958	793
3.70%, 4/1/2051	2,082	1,330
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	160	138
7.75%, 4/15/2028 (b)	220	164
7.50%, 6/1/2029 (b)	125	93
Comcast Corp.
5.50%, 11/15/2032	740	776
2.99%, 11/1/2063	764	483
CSC Holdings LLC
5.38%, 2/1/2028 (b)	200	179
7.50%, 4/1/2028 (b)	200	156
Discovery Communications LLC
3.63%, 5/15/2030	100	84
4.65%, 5/15/2050	450	325
DISH DBS Corp.
5.88%, 11/15/2024	210	200
5.25%, 12/1/2026 (b)	695	597
5.75%, 12/1/2028 (b)	140	114
DISH Network Corp. 11.75%, 11/15/2027 (b)	125	128
Gannett Holdings LLC 6.00%, 11/1/2026 (b)	75	60
GCI LLC 4.75%, 10/15/2028 (b)	310	266
iHeartCommunications, Inc.
6.38%, 5/1/2026	160	151
8.38%, 5/1/2027	50	44
5.25%, 8/15/2027 (b)	160	142
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (b)	225	200
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (b)	60	50
5.38%, 1/15/2031 (b)	40	33
SES SA (Luxembourg) (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (a) (e) (f) (g)	100	83

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Stagwell Global LLC 5.63%, 8/15/2029 (b)	34	29
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027 (a)	90	73
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026 (a)	380	351
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028 (a)	300	286
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (a)	100	101
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (a)	370	294
		9,475
Metals & Mining — 1.0%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (b)	220	211
Arconic Corp. 6.13%, 2/15/2028 (b)	595	559
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (b)	430	376
Constellium SE 4.25%, 2/15/2026 (a)	100	100
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	90	83
4.25%, 3/1/2030	387	345
5.40%, 11/14/2034	2,321	2,166
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	2,510	2,037
2.63%, 9/23/2031 (b)	783	623
Indonesia Asahan Aluminium Persero PT (Indonesia) 5.45%, 5/15/2030 (b)	830	777
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (a)	1,120	1,034
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	200	180
thyssenkrupp AG (Germany)
1.88%, 3/6/2023 (a)	130	134
2.88%, 2/22/2024 (a)	100	102
United States Steel Corp. 6.88%, 3/1/2029	51	50
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	948	826
		9,603
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2	2
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (b)	151	137
CenterPoint Energy, Inc. 2.95%, 3/1/2030	1,015	877
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (g)	518	446
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	144
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	369
		1,975
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	60	57
5.75%, 1/15/2028 (b)	380	359
Antero Resources Corp. 8.38%, 7/15/2026 (b)	25	26
BP Capital Markets America, Inc. 2.72%, 1/12/2032	740	627
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (g)	1,192	1,134
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a) (e) (f) (g)	1,600	1,532
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	1,716	1,510

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
California Resources Corp. 7.13%, 2/1/2026 (b)	34	33
Chesapeake Energy Corp. 6.75%, 4/15/2029 (b)	610	605
Chevron USA, Inc. 2.34%, 8/12/2050	200	130
Comstock Resources, Inc. 6.75%, 3/1/2029 (b)	515	503
Diamondback Energy, Inc. 3.13%, 3/24/2031	899	756
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	563
7.38%, 9/18/2043	550	456
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (b)	55	53
Energean Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (a)	312	290
5.38%, 3/30/2028 (a)	1,375	1,258
Energy Transfer LP 5.35%, 5/15/2045	710	611
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	910	844
Exxon Mobil Corp. 3.00%, 8/16/2039	670	525
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	280	254
Greenko Dutch BV (India) 3.85%, 3/29/2026 (b)	1,143	976
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (b)	795	679
Hess Midstream Operations LP 5.13%, 6/15/2028 (b)	165	155
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (a)	998	749
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (a)	372	364
6.50%, 6/30/2027 (a)	863	842
6.75%, 6/30/2030 (a)	232	218
NGL Energy Operating LLC 7.50%, 2/1/2026 (b)	19	17
Occidental Petroleum Corp. 8.88%, 7/15/2030	80	92
Petroleos Mexicanos (Mexico) 5.95%, 1/28/2031	3,679	2,751
Repsol International Finance BV (Spain)
(EUR Swap Annual 5 Year + 4.41%), 4.25%, 9/11/2028 (a) (e) (f) (g)	100	94
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (g)	390	393
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	1,759	1,662
SM Energy Co. 6.63%, 1/15/2027	40	39
Southwestern Energy Co. 5.38%, 3/15/2030	90	85
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (b)	160	154
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (b)	330	334
6.00%, 9/1/2031 (b)	155	138
Targa Resources Partners LP 5.00%, 1/15/2028	450	426
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	224
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	1,275	1,258
Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (g)	810	760
		24,536
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,185
WEPA Hygieneprodukte GmbH (Germany) 2.88%, 12/15/2027 (a)	180	152
		1,337

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Products — 0.2%
Coty, Inc.
3.88%, 4/15/2026 (a)	200	195
5.00%, 4/15/2026 (b)	145	139
4.75%, 1/15/2029 (b)	160	142
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	450	424
4.13%, 4/1/2029 (b)	665	578
Ontex Group NV (Belgium) 3.50%, 7/15/2026 (a)	200	172
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	215	203
		1,853
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	500	423
5.00%, 1/30/2028 (b)	120	49
6.25%, 2/15/2029 (b)	720	301
5.25%, 1/30/2030 (b)	190	79
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	425	375
Catalent Pharma Solutions, Inc. 2.38%, 3/1/2028 (a)	100	86
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027 (a)	300	279
Nidda BondCo GmbH (Germany)
5.00%, 9/30/2025 (a)	360	313
7.25%, 9/30/2025 (a)	100	90
Nidda Healthcare Holding GmbH (Germany) 3.50%, 9/30/2024 (a)	130	129
Organon & Co.
2.88%, 4/30/2028 (a)	300	274
4.13%, 4/30/2028 (b)	510	459
Rossini SARL (Italy) 6.75%, 10/30/2025 (a)	120	125
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	1,025	1,006
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	420	314
		4,302
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (b)	325	280
La Financiere Atalian SASU (France) 5.13%, 5/15/2025 (a)	200	178
		458
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (a)	1,072	504
7.25%, 4/8/2026 (a)	1,540	716
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028 (a)	540	393
		1,613
Road & Rail — 0.3%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (b)	245	227
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031	470	392
3.00%, 12/2/2041	220	166

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
3.10%, 12/2/2051	600	422
EC Finance plc (United Kingdom) 3.00%, 10/15/2026 (a)	250	237
Hertz Corp. (The) 4.63%, 12/1/2026 (b)	240	208
Kansas City Southern 3.50%, 5/1/2050	340	247
Loxam SAS (France)
3.25%, 1/14/2025 (a)	500	495
4.50%, 2/15/2027 (b)	171	164
Uber Technologies, Inc.
7.50%, 9/15/2027 (b)	80	80
4.50%, 8/15/2029 (b)	260	226
		2,864
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	10	10
ams-OSRAM AG (Austria) 6.00%, 7/31/2025 (a)	330	323
Entegris, Inc. 4.38%, 4/15/2028 (b)	140	124
Microchip Technology, Inc. 2.67%, 9/1/2023	725	709
NXP BV (China) 3.25%, 5/11/2041	1,140	806
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	238	211
		2,183
Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	60	45
NCR Corp.
5.75%, 9/1/2027 (b)	300	292
5.00%, 10/1/2028 (b)	880	765
6.13%, 9/1/2029 (b)	80	77
PTC, Inc. 4.00%, 2/15/2028 (b)	130	119
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	320	306
TeamSystem SpA (Italy) 3.50%, 2/15/2028 (a)	200	175
VMware, Inc.
4.70%, 5/15/2030	568	533
2.20%, 8/15/2031	2,485	1,897
		4,209
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (b)	92	80
Constellation Automotive Financing plc (United Kingdom) 4.88%, 7/15/2027 (a)	200	159
Douglas GmbH (Germany)
6.00%, 4/8/2026 (b)	275	237
6.00%, 4/8/2026 (a)	250	215
Dufry One BV (Switzerland) 2.50%, 10/15/2024 (a)	100	101
eG Global Finance plc (United Kingdom)
3.63%, 2/7/2024 (a)	350	334
4.38%, 2/7/2025 (a)	100	91
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	120	92
PetSmart, Inc.
4.75%, 2/15/2028 (b)	800	731
7.75%, 2/15/2029 (b)	300	278

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	235	194
SRS Distribution, Inc. 4.63%, 7/1/2028 (b)	105	94
Staples, Inc. 7.50%, 4/15/2026 (b)	360	321
		2,927
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.65%, 2/8/2051	560	383
Dell International LLC
6.02%, 6/15/2026	1,590	1,624
4.90%, 10/1/2026	120	119
5.30%, 10/1/2029	221	218
Seagate HDD Cayman 4.09%, 6/1/2029	87	72
		2,416
Textiles, Apparel & Luxury Goods — 0.0% ^
BK LC Lux Finco1 SARL (Germany) 5.25%, 4/30/2029 (a)	200	185
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
5.70%, 10/22/2023 (b)	870	861
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (g)	300	257
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (g)	1,060	774
		1,892
Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88%, 8/15/2026	230	201
3.25%, 10/1/2029	1,170	991
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	170	161
Imola Merger Corp. 4.75%, 5/15/2029 (b)	130	116
United Rentals North America, Inc. 3.88%, 2/15/2031	140	120
WESCO Distribution, Inc. 7.13%, 6/15/2025 (b)	150	152
		1,741
Transportation Infrastructure — 0.2%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (e) (f) (g)	300	272
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (a) (e) (f) (g)	200	168
Atlantia SpA (Italy)
1.63%, 2/3/2025 (a)	410	399
1.88%, 7/13/2027 (a)	100	88
1.88%, 2/12/2028 (a)	200	172
Autostrade per l'Italia SpA (Italy)
1.88%, 11/4/2025 (a)	800	778
1.75%, 6/26/2026 (a)	170	161
2.00%, 12/4/2028 (a)	350	307
		2,345
Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	120	111

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (a)	270	254
PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026 (a)	350	341
Telefonica Europe BV (Spain)
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (a) (e) (f) (g)	100	103
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a) (e) (f) (g)	200	203
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (a) (e) (f) (g)	700	727
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (e) (f) (g)	200	191
T-Mobile USA, Inc.
2.63%, 2/15/2029	177	151
2.55%, 2/15/2031	433	359
2.25%, 11/15/2031	246	196
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	578	493
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (g)	240	229
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a) (g)	500	507
Series NC10, (EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (g)	100	84
		3,949
Total Corporate Bonds (Cost $395,930)		336,966
Asset-Backed Securities — 29.7%
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	282	280
Series 2019-2, Class C, 5.24%, 10/21/2024 (b)	922	917
Series 2021-1, Class C, 2.08%, 12/20/2024 (b)	410	400
Series 2021-1, Class D, 5.25%, 3/22/2027 (b)	1,109	1,063
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (b)	210	190
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (b)	279	245
Series 2021-1H, Class C, 2.35%, 10/20/2040 ‡ (b)	1,222	1,068
Affirm Asset Securitization Trust
Series 2022-A, Class 1A, 4.30%, 5/17/2027 (b)	1,111	1,053
Series 2022-Z1, Class A, 4.55%, 6/15/2027 (b)	2,316	2,254
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 5.38%, 7/22/2032 (b) (d)	250	244
American Credit Acceptance Receivables Trust
Series 2019-1, Class E, 4.84%, 4/14/2025 (b)	2,400	2,394
Series 2022-3, Class B, 4.55%, 10/13/2026 (b)	3,400	3,309
Series 2020-4, Class E, 3.65%, 12/14/2026 (b)	4,492	4,289
Series 2021-2, Class C, 0.97%, 7/13/2027 (b)	6,053	5,916
Series 2021-2, Class D, 1.34%, 7/13/2027 (b)	4,800	4,518
Series 2021-2, Class E, 2.54%, 7/13/2027 (b)	2,800	2,551
Series 2021-3, Class D, 1.34%, 11/15/2027 (b)	1,584	1,460
Series 2021-3, Class E, 2.56%, 11/15/2027 (b)	2,375	2,132
Series 2021-4, Class E, 3.12%, 2/14/2028 (b)	1,700	1,434
Series 2022-1, Class E, 3.64%, 3/13/2028 (b)	2,063	1,809
Series 2021-3, Class F, 3.64%, 5/15/2028 (b)	1,114	995
Series 2022-3, Class C, 4.86%, 10/13/2028 (b)	1,933	1,858

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3, Class D, 5.83%, 10/13/2028 (b)	2,333	2,240
Series 2022-1, Class F, 4.87%, 11/13/2028 (b)	828	738
AmeriCredit Automobile Receivables Trust Series 2021-1, Class C, 0.89%, 10/19/2026	1,470	1,348
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (b)	746	737
Apidos CLO (Cayman Islands) Series 2020-34A, Class A1R, 5.39%, 1/20/2035 (b) (d)	300	291
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (b)	693	629
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 5.62%, 10/25/2034 ‡ (d)	109	101
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (b)	1,660	1,627
Series 2019-2A, Class C, 4.24%, 9/22/2025 (b)	420	400
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	2,751	2,444
Series 2022-3A, Class A, 4.62%, 2/20/2027 (b)	4,714	4,557
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class AR, 5.36%, 4/19/2034 (b) (d)	1,000	969
BHG Securitization Trust
Series 2021-B, Class A, 0.90%, 10/17/2034 (b)	225	211
Series 2022-C, Class A, 5.32%, 10/17/2035 (b)	624	618
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class A, 5.20%, 12/15/2038 (b) (d)	4,783	4,566
Carmax Auto Owner Trust Series 2019-4, Class D, 2.80%, 4/15/2026	830	793
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (b)	909	715
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 ‡ (b)	381	348
Series 2018-AGS, Class C, 3.82%, 2/25/2044 ‡ (b)	52	43
Conn's Receivables Funding LLC
Series 2021-A, Class B, 2.87%, 5/15/2026 ‡ (b)	1,980	1,942
Series 2021-A, Class C, 4.59%, 5/15/2026 ‡ (b)	1,880	1,780
Series 2022-A, Class B, 9.52%, 12/15/2026 ‡ (b)	2,500	2,476
Consumer Loan Underlying Bond Credit Trust Series 2019-P2, Class C, 4.41%, 10/15/2026 ‡ (b)	640	635
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 5.17%, 12/25/2032 ‡ (d)	413	401
Series 2004-ECC2, Class M2, 5.02%, 12/25/2034 ‡ (d)	178	174
CPS Auto Receivables Trust
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	2,497	2,410
Series 2022-C, Class A, 4.18%, 4/15/2030 (b)	2,880	2,848
Series 2022-C, Class D, 6.45%, 4/15/2030 (b)	1,500	1,440
Credit Acceptance Auto Loan Trust Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	404	389
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 4.87%, 3/25/2034 ‡ (d)	81	79
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 5.05%, 7/25/2034 ‡ (d)	79	79
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (b)	608	593
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048 (b)	691	647
Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027	710	690
Dryden Senior Loan Fund (Cayman Islands) Series 2014-36A, Class AR3, 5.10%, 4/15/2029 (b) (d)	867	856
DT Auto Owner Trust
Series 2020-2A, Class C, 3.28%, 3/16/2026 (b)	491	485
Series 2019-2A, Class E, 4.46%, 5/15/2026 (b)	3,503	3,445
Series 2019-4A, Class E, 3.93%, 10/15/2026 (b)	2,460	2,374
Series 2021-3A, Class D, 1.31%, 5/17/2027 (b)	2,255	1,967
Series 2020-3A, Class E, 3.62%, 10/15/2027 (b)	2,500	2,323
Series 2022-1A, Class D, 3.40%, 12/15/2027 (b)	969	886

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class E, 2.97%, 7/17/2028 (b)	5,105	4,591
Series 2021-3A, Class E, 2.65%, 9/15/2028 (b)	335	280
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	1,000	902
Encina Equipment Finance LLC Series 2021-1A, Class E, 4.36%, 3/15/2029 ‡ (b)	809	761
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024 (b)	329	328
Series 2018-3A, Class E, 5.43%, 8/15/2024 (b)	550	549
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	2,150	2,119
Series 2019-3A, Class E, 4.00%, 8/17/2026 (b)	810	775
Series 2020-1A, Class E, 3.74%, 1/15/2027 (b)	2,650	2,558
Series 2021-4A, Class E, 4.02%, 1/17/2028 (b)	2,960	2,616
Series 2021-2A, Class E, 2.90%, 7/17/2028 (b)	3,775	3,286
Series 2022-3A, Class D, 6.76%, 9/15/2028	2,100	2,043
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,050	972
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	1,500	1,353
Series 2022-4A, Class E, 8.23%, 3/15/2030 (b)	1,553	1,422
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	1,939	1,918
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 4.76%, 8/25/2034 ‡ (d)	—	—
Flagship Credit Auto Trust
Series 2022-3, Class A3, 4.55%, 4/15/2027 (b)	1,400	1,368
Series 2022-3, Class C, 4.99%, 7/17/2028 (b)	2,025	1,962
Series 2022-3, Class D, 6.00%, 7/17/2028 (b)	500	476
Series 2021-3, Class E, 3.32%, 12/15/2028 (b)	1,700	1,466
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (b)	629	628
Series 2021-2, Class B, 1.03%, 6/19/2028 (b)	966	962
Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (b)	763	737
Series 2021-3FP, Class B, 1.01%, 11/20/2028 ‡ (b)	1,507	1,486
Series 2022-1FP, Class C, 2.51%, 3/19/2029 ‡ (b)	1,083	1,008
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (b)	1,536	1,527
Series 2022-3FP, Class B, 5.79%, 8/20/2029 ‡ (b)	2,390	2,350
Series 2022-3FP, Class C, 7.05%, 8/20/2029 ‡ (b)	1,700	1,663
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class C, 1.14%, 11/17/2025 (b)	455	447
Series 2019-2A, Class D, 4.52%, 2/17/2026 (b)	630	620
Series 2021-2A, Class C, 1.08%, 6/15/2026 (b)	1,812	1,724
Series 2019-4A, Class D, 4.09%, 8/17/2026 (b)	1,150	1,097
Series 2021-1A, Class C, 1.20%, 1/15/2027 (b)	520	509
Series 2022-3A, Class B, 4.92%, 1/15/2027 (b)	130	127
Series 2021-3A, Class D, 1.48%, 7/15/2027 (b)	1,075	958
Series 2020-4A, Class E, 3.51%, 10/15/2027 (b)	650	608
Series 2021-1A, Class E, 3.14%, 1/18/2028 (b)	2,700	2,474
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	1,800	1,726
Series 2021-2A, Class E, 2.87%, 5/15/2028 (b)	1,100	930
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	217	211
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	160	152
Series 2021-3A, Class E, 3.20%, 10/16/2028 (b)	1,130	963
Series 2021-4A, Class E, 4.43%, 10/16/2028 (b)	990	822

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GLS Auto Receivables Trust Series 2018-2A, Class D, 5.46%, 3/17/2025 (b)	1,422	1,422
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 5.36%, 7/20/2031 (b) (d)	1,000	988
Hertz Vehicle Financing III LLC Series 2022-3A, Class B, 3.86%, 3/25/2025 (b)	2,700	2,624
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (b)	2,000	1,710
Series 2021-2A, Class B, 2.12%, 12/27/2027 (b)	1,393	1,164
Series 2021-2A, Class C, 2.52%, 12/27/2027 (b)	1,726	1,402
Hertz Vehicle Financing LLC Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	1,000	921
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	180	176
Series 2019-1, Class A, 2.95%, 5/15/2028	152	127
Series 2020-1, Class B, 7.75%, 11/15/2028	119	115
KREF Ltd. Series 2021-FL2, Class A, 4.98%, 2/15/2039 (b) (d)	2,334	2,254
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	1,176	1,154
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (b)	2,800	2,621
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (b)	1,500	1,370
Series 2022-A, Class D, 4.54%, 6/15/2029 ‡ (b)	1,000	839
Series 2022-B, Class A, 4.77%, 10/15/2029 (b)	664	647
Series 2022-C, Class B, 7.46%, 2/15/2030 ‡ (b)	926	921
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (b)	970	913
Lendmark Funding Trust
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡ (b)	2,090	1,812
Series 2021-1A, Class A, 1.90%, 11/20/2031 (b)	270	228
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	139	113
LL ABS Trust
Series 2020-1A, Class C, 6.54%, 1/17/2028 ‡ (b)	1,000	974
Series 2021-1A, Class C, 3.54%, 5/15/2029 ‡ (b)	500	440
Madison Park Funding Ltd. (Cayman Islands) Series 2020-45A, Class AR, 5.20%, 7/15/2034 (b) (d)	250	243
Magnetite Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 4.88%, 1/15/2028 (b) (d)	484	475
Marlette Funding Trust
Series 2021-2A, Class B, 1.06%, 9/15/2031 ‡ (b)	840	815
Series 2021-2A, Class C, 1.50%, 9/15/2031 ‡ (b)	500	460
Series 2021-2A, Class D, 2.16%, 9/15/2031 ‡ (b)	300	267
Series 2022-2A, Class D, 7.50%, 8/15/2032 ‡ (b)	540	526
Series 2022-3A, Class A, 5.18%, 11/15/2032 (b)	823	814
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (b)	1,688	1,643
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 5.02%, 7/25/2034 ‡ (d)	72	68
Series 2004-HE7, Class M2, 4.99%, 8/25/2034 ‡ (d)	43	40
Series 2004-HE7, Class M3, 5.06%, 8/25/2034 ‡ (d)	23	21
Series 2004-HE8, Class M2, 5.06%, 9/25/2034 ‡ (d)	90	85
Series 2005-NC1, Class M3, 4.81%, 1/25/2035 ‡ (d)	347	317
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 ‡ (b)	1,196	1,049
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 4.97%, 8/25/2034 ‡ (d)	34	33
Series 2004-4, Class M2, 4.84%, 2/25/2035 ‡ (d)	168	163

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,144	1,012
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,159	1,010
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	1,418	1,249
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 5.04%, 4/16/2031 (b) (d)	1,400	1,374
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (b)	5,350	4,864
Series 2021-1A, Class B, 2.28%, 5/17/2027 ‡ (b)	2,480	2,216
OneMain Direct Auto Receivables Trust Series 2022-1A, Class A1, 4.65%, 3/14/2029 (b)	1,540	1,489
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (b)	3,517	2,968
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	778	771
Series 2022-2, Class D, 11.34%, 10/9/2029 ‡	863	833
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,538	2,207
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (b)	1,311	1,127
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	2,300	2,044
Option One Mortgage Loan Trust Series 2004-3, Class M3, 5.02%, 11/25/2034 ‡ (d)	21	19
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 ‡ (b)	655	613
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	1,050	1,020
Series 2021-3, Class B, 1.74%, 5/15/2029 (b)	1,660	1,507
Series 2021-3, Class C, 3.27%, 5/15/2029 ‡ (b)	2,820	2,357
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 4.88%, 10/15/2029 (b) (d)	759	748
Series 2021-4A, Class C, 6.68%, 10/15/2029 ‡ (b) (d)	1,606	1,511
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 6.39%, 4/25/2023 (b) (d)	1,210	1,140
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (b) (h)	1,378	1,230
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (b) (h)	832	680
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 ‡ (b) (h)	2,500	2,189
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (b) (d)	2,500	2,245
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (b)	3,254	2,684
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 ‡ (h)	83	80
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (h)	1,322	1,137
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	396	373
Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (b)	1,500	1,183
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2, 4.37%, 5/15/2025	516	513
Series 2021-1, Class C, 0.75%, 2/17/2026	562	553
Series 2020-3, Class D, 1.64%, 11/16/2026	1,100	1,048
Series 2022-5, Class B, 4.43%, 3/15/2027	1,643	1,585
Series 2021-2, Class D, 1.35%, 7/15/2027	1,720	1,593
Series 2022-2, Class B, 3.44%, 9/15/2027	1,890	1,819
Series 2022-5, Class C, 4.74%, 10/16/2028	1,328	1,265
Series 2022-6, Class C, 4.96%, 11/15/2028	323	312
Series 2022-2, Class C, 3.76%, 7/16/2029	3,200	3,012

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (b)	820	770
Series 2019-A, Class C, 3.00%, 1/26/2032 (b)	2,936	2,713
Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	2,910	2,636
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (b)	2,234	2,026
SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027 ‡ (b)	567	560
Stratus CLO Ltd. (Cayman Islands)
Series 2021-2A, Class A, 5.14%, 12/28/2029 (b) (d)	1,157	1,139
Series 2021-3A, Class E, 9.99%, 12/29/2029 ‡ (b) (d)	410	369
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 4.97%, 9/25/2034 ‡ (d)	196	192
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 4.67%, 5/25/2035 ‡ (d)	119	115
Tesla Auto Lease Trust
Series 2020-A, Class C, 1.68%, 2/20/2024 (b)	800	790
Series 2020-A, Class E, 4.64%, 8/20/2024 (b)	2,450	2,408
Series 2021-A, Class D, 1.34%, 3/20/2025 (b)	1,025	966
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	352	345
Series 2022-2A, Class B, 9.27%, 12/15/2028 ‡ (b)	2,000	1,940
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (b)	500	472
Series 2021-1A, Class F, 5.08%, 5/15/2028 (b)	500	464
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	902	842
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (b)	1,054	972
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (b)	391	364
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (b)	319	296
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (b)	1,385	1,303
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (b)	2,349	2,221
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (b)	840	786
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030 ‡ (b)	1,050	1,025
Series 2021-1, Class C, 4.06%, 3/20/2031 ‡ (b)	750	678
Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (b)	1,030	902
Series 2021-3, Class C, 3.28%, 7/20/2031 ‡ (b)	1,200	1,027
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡ (b)	2,584	2,318
Series 2021-5, Class A, 1.31%, 11/20/2031 (b)	1,520	1,451
Series 2021-5, Class C, 4.15%, 11/20/2031 (b)	5,476	4,539
Series 2022-2, Class B, 6.10%, 5/20/2032 ‡ (b)	2,100	2,007
Series 2022-4, Class A, 5.98%, 8/20/2032 (b)	1,744	1,708
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	64	64
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	311	305
Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	2,768	2,619
Westlake Automobile Receivables Trust
Series 2020-3A, Class E, 3.34%, 6/15/2026 (b)	120	114
Series 2021-2A, Class D, 1.23%, 12/15/2026 (b)	660	602
Series 2022-1A, Class D, 3.49%, 3/15/2027 (b)	1,676	1,539
Series 2021-3A, Class E, 3.42%, 4/15/2027 (b)	8,250	7,185

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-2A, Class C, 4.85%, 9/15/2027 (b)	1,192	1,143
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	1,344	1,270
Series 2021-2A, Class F, 3.66%, 12/15/2027 (b)	1,700	1,493
Total Asset-Backed Securities (Cost $312,686)		292,359
Commercial Mortgage-Backed Securities — 9.9%
A10 Revolving Asset Financing I LLC 8.30%, 1/9/2020 ‡ (d)	6,000	5,940
BANK
Series 2018-BN13, Class C, 4.73%, 8/15/2061 ‡ (d)	509	429
Series 2019-BN20, Class XA, IO, 0.94%, 9/15/2062 (d)	3,757	158
Series 2019-BN20, Class C, 3.78%, 9/15/2062 ‡ (d)	708	552
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (d)	13,144	617
Series 2021-BN34, Class XA, IO, 1.09%, 6/15/2063 (d)	16,125	917
Series 2021-BN33, Class XA, IO, 1.17%, 5/15/2064 (d)	14,354	832
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (d)	17,700	717
Series 2021-BN35, Class XA, IO, 1.15%, 6/15/2064 (d)	11,832	709
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,565
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (d)	1,960	1,649
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (d)	1,679	1,295
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,370
BHMS Series 2018-ATLS, Class A, 5.13%, 7/15/2035 (b) (d)	2,675	2,565
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 5.12%, 6/15/2035 ‡ (b) (d)	1,200	1,126
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 4.53%, 5/15/2038 (b) (d)	2,480	2,374
Series 2021-XL2, Class A, 4.56%, 10/15/2038 (b) (d)	2,386	2,276
BX Trust
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (b)	1,505	1,489
Series 2022-LBA6, Class A, 4.79%, 1/15/2039 (b) (d)	3,400	3,255
Series 2022-PSB, Class A, 6.25%, 8/15/2039 (b) (d)	3,090	3,063
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.10%, 2/28/2025 ‡ (b) (d)	4,000	3,507
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 ‡ (d)	152	129
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 ‡ (d)	95	78
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,291
Commercial Mortgage Trust
Series 2015-CR26, Class D, 3.62%, 10/10/2048 ‡ (d)	200	165
Series 2015-PC1, Class C, 4.43%, 7/10/2050 ‡ (d)	1,046	927
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 5.10%, 5/15/2036 ‡ (b) (d)	3,800	3,729
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M2, 6.90%, 7/25/2041 (b) (d)	1,260	1,084
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.40%, 7/25/2023 (d)	39,670	50
Series K729, Class X1, IO, 0.47%, 10/25/2024 (d)	19,108	92
Series K739, Class X1, IO, 1.32%, 9/25/2027 (d)	18,325	805
Series K742, Class X1, IO, 0.87%, 3/25/2028 (d)	4,997	143
Series K127, Class X1, IO, 0.42%, 1/25/2031 (d)	65,891	1,336
Series K125, Class X1, IO, 0.68%, 1/25/2031 (d)	18,340	657
Series K128, Class X1, IO, 0.61%, 3/25/2031 (d)	13,908	455

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K131, Class X3, IO, 3.05%, 9/25/2031 (d)	767	142
Series K723, Class X3, IO, 1.97%, 10/25/2034 (d)	9,269	142
Series K041, Class X3, IO, 1.70%, 11/25/2042 (d)	13,061	338
Series K047, Class X3, IO, 1.55%, 6/25/2043 (d)	18,000	596
Series K726, Class X3, IO, 2.22%, 7/25/2044 (d)	3,760	106
Series K067, Class X3, IO, 2.19%, 9/25/2044 (d)	15,993	1,288
Series K068, Class X3, IO, 2.13%, 10/25/2044 (d)	4,540	360
Series K070, Class X3, IO, 2.11%, 12/25/2044 (d)	2,152	177
Series K730, Class X3, IO, 2.10%, 2/25/2045 (d)	13,820	513
Series K072, Class X3, IO, 2.21%, 12/25/2045 (d)	3,940	346
Series K088, Class X3, IO, 2.43%, 2/25/2047 (d)	7,310	845
Series K737, Class X3, IO, 1.83%, 1/25/2048 (d)	3,150	182
Series K121, Class X3, IO, 2.87%, 11/25/2048 (d)	5,100	834
Series K127, Class X3, IO, 2.75%, 3/25/2049 (d)	5,100	805
FNMA ACES Series 2019-M1, Class A2, 3.67%, 9/25/2028 (d)	1,080	1,033
FREMF Series 2018-KF46, Class B, 5.75%, 3/25/2028 (b) (d)	1,066	1,040
FREMF Mortgage Trust
Series 2017-KF29, Class B, 7.35%, 2/25/2024 (b) (d)	139	139
Series 2017-KF31, Class B, 6.70%, 4/25/2024 (b) (d)	302	300
Series 2017-KF36, Class B, 6.45%, 8/25/2024 (b) (d)	453	452
Series 2017-KF35, Class B, 6.55%, 8/25/2024 (b) (d)	508	497
Series 2018-KF45, Class B, 5.75%, 3/25/2025 (b) (d)	132	130
Series 2018-KF47, Class B, 5.80%, 5/25/2025 (b) (d)	101	100
Series 2019-KC03, Class B, 4.52%, 1/25/2026 (b) (d)	1,500	1,399
Series 2018-KF48, Class B, 5.85%, 6/25/2028 (b) (d)	480	462
Series 2017-K726, Class C, 4.14%, 7/25/2049 (b) (d)	725	699
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (d)	880	840
GNMA
Series 2012-89, IO, 0.15%, 12/16/2053 (d)	3,502	5
Series 2017-9, IO, 0.65%, 1/16/2057 (d)	3,444	128
Series 2017-23, IO, 0.61%, 5/16/2059 (d)	4,250	150
Series 2017-69, IO, 0.67%, 7/16/2059 (d)	3,030	117
Series 2019-104, IO, 1.03%, 5/16/2061 (d)	1,816	116
Series 2019-53, Class IA, IO, 0.78%, 6/16/2061 (d)	9,337	515
Series 2019-155, IO, 0.52%, 7/16/2061 (d)	10,218	452
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (d)	8,612	685
Series 2020-136, IO, 1.01%, 8/16/2062 (d)	3,917	279
Series 2021-35, Class IX, IO, 1.16%, 12/16/2062	4,890	399
Series 2021-106, IO, 0.86%, 4/16/2063 (d)	20,594	1,447
Series 2021-133, IO, 0.88%, 7/16/2063 (d)	10,794	747
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (d)	7,492	649
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.20%, 5/10/2050 ‡ (d)	190	169
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 6.04%, 10/15/2039 (b) (d)	875	868
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 ‡ (d)	266	234
Series 2015-C31, Class C, 4.78%, 8/15/2048 ‡ (d)	124	113
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015	935
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,200	1,134

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.54%, 8/15/2049 ‡ (d)	276	232
Series 2016-JP4, Class C, 3.52%, 12/15/2049 ‡ (d)	152	128
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (d)	2,817	1,235
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.23%, 2/15/2047 ‡ (d)	114	110
Series 2015-C24, Class C, 4.48%, 5/15/2048 ‡ (d)	190	173
Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (b) (d)	200	170
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.16%, 5/15/2048 ‡ (d)	147	136
Series 2019-L2, Class C, 5.14%, 3/15/2052 ‡ (d)	978	842
Series 2021-L5, Class XA, IO, 1.42%, 5/15/2054 (d)	10,767	756
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (b)	230	203
Multi-Family Connecticut Avenue Securities Trust Series 2020-01, Class M10, 7.79%, 3/25/2050 ‡ (b) (d)	4,450	4,073
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	2,892	2,333
TPGI Trust Series 2021-DGWD, Class A, 4.58%, 6/15/2026 (b) (d)	1,575	1,503
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (d)	906	865
Series 2019-1, Class A, 3.76%, 3/25/2049 (b) (d)	445	413
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (d)	954	900
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (b) (d)	903	837
Series 2021-1, Class A, 1.40%, 5/25/2051 (b) (d)	3,292	2,676
Series 2021-2, Class A, 1.52%, 8/25/2051 (b) (d)	1,321	1,094
Series 2021-4, Class A, 2.52%, 12/26/2051 (b) (d)	2,430	2,057
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (d)	1,028	989
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (d)	2,925	2,823
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.27%, 10/15/2044 ‡ (b) (d)	1,293	218
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class A4, 3.53%, 12/15/2049	1,650	1,550
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (d)	316	271
Total Commercial Mortgage-Backed Securities (Cost $110,999)		97,840
Collateralized Mortgage Obligations — 5.9%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	11	10
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	105	101
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	167	151
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	382	335
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	745	595
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 4.23%, 12/25/2046 (d)	924	735
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (b) (d)	1,153	1,081
Series 2020-1, Class A1, 2.47%, 12/25/2059 (b) (d)	232	216
Series 2021-3, Class A1, 1.07%, 5/25/2066 (b) (d)	3,329	2,591
Series 2021-3, Class A2, 1.31%, 5/25/2066 (b) (d)	2,497	1,910
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	32	23
Banc of America Funding Trust Series 2006-A, Class 1A1, 3.96%, 2/20/2036 (d)	159	147
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.63%, 2/25/2034 (d)	101	98

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (b) (d)	1,648	1,460
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	253	141
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (d)	2,000	1,891
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (d)	787	735
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,719	68
Series 4086, Class AI, IO, 3.50%, 7/15/2027	630	30
Series 4120, Class UI, IO, 3.00%, 10/15/2027	569	21
Series 4216, Class MI, IO, 3.00%, 6/15/2028	299	16
Series 4178, Class BI, IO, 3.00%, 3/15/2033	722	66
Series 2936, Class AS, IF, IO, 2.23%, 2/15/2035 (d)	187	8
Series 4018, Class HI, IO, 4.50%, 3/15/2041	1,148	92
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	598	90
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,880	321
Series 4305, Class SK, IF, IO, 2.73%, 2/15/2044 (d)	875	104
Series 4612, Class QI, IO, 3.50%, 5/15/2044	2,939	438
Series 4372, Class SY, IF, IO, 2.23%, 8/15/2044 (d)	2,859	272
Series 4687, Class SG, IF, IO, 2.28%, 1/15/2047 (d)	2,741	341
Series 4654, Class SK, IF, IO, 2.13%, 2/15/2047 (d)	4,148	465
Series 4681, Class SD, IF, IO, 2.28%, 5/15/2047 (d)	6,114	767
Series 4707, Class SA, IF, IO, 2.28%, 8/15/2047 (d)	4,605	554
Series 4983, Class SY, IF, IO, 2.08%, 5/25/2050 (d)	6,438	738
Series 5023, Class MI, IO, 3.00%, 10/25/2050	4,236	755
FNMA, Connecticut Avenue Securities Series 2018-C06, Class 2M2, 6.12%, 3/25/2031 (d)	211	210
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	783	35
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,293	68
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	758	32
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	42	—
Series 2003-130, Class NS, IF, IO, 2.98%, 1/25/2034 (d)	430	32
Series 2005-67, Class SI, IF, IO, 2.68%, 8/25/2035 (d)	310	13
Series 2005-69, Class AS, IF, IO, 2.68%, 8/25/2035 (d)	82	8
Series 2006-24, Class QS, IF, IO, 3.18%, 4/25/2036 (d)	295	22
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	83	—
Series 2010-68, Class SJ, IF, IO, 2.53%, 7/25/2040 (d)	288	26
Series 2016-30, Class SA, IF, IO, 1.98%, 5/25/2046 (d)	3,735	442
Series 2016-39, Class LS, IF, IO, 1.98%, 7/25/2046 (d)	2,645	345
Series 2016-74, Class GS, IF, IO, 1.98%, 10/25/2046 (d)	1,235	147
Series 2016-75, Class SC, IF, IO, 2.08%, 10/25/2046 (d)	2,620	208
Series 2017-6, Class SB, IF, IO, 2.03%, 2/25/2047 (d)	1,580	166
Series 2017-47, Class ST, IF, IO, 2.08%, 6/25/2047 (d)	4,341	531
Series 2019-42, Class SK, IF, IO, 2.03%, 8/25/2049 (d)	866	96
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (b) (d)	615	550
GCAT Trust
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (b) (h)	373	351
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (b) (d)	2,807	2,177
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (b) (d)	2,002	1,510

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	654
Series 2014-181, Class SL, IF, IO, 1.66%, 12/20/2044 (d)	1,781	172
Series 2015-110, Class MS, IF, IO, 1.77%, 8/20/2045 (d)	582	54
Series 2017-134, Class SD, IF, IO, 2.26%, 9/20/2047 (d)	1,602	188
Series 2019-115, Class SD, IF, IO, 2.16%, 9/20/2049 (d)	528	53
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	16,058	2,090
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	5,303	764
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	5,845	822
Series 2021-117, Class ES, IF, IO, 2.36%, 7/20/2051 (d)	6,584	770
Series 2015-H13, Class GI, IO, 1.43%, 4/20/2065 (d)	1,277	30
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	483	363
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 4.56%, 6/25/2035 (d)	621	478
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	313	184
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	234	147
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	833	791
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.29%, 9/25/2034 (d)	167	165
Series 2004-9, Class 1A, 5.35%, 11/25/2034 (d)	75	74
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (d)	1,496	1,335
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (b) (d)	631	566
PNMAC FMSR ISSUER TRUST Series 2018-GT2, Class A, 6.69%, 8/25/2025 (b) (d)	2,280	2,176
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (b) (h)	1,040	1,022
PRPM LLC
Series 2021-5, Class A2, 3.72%, 6/25/2026 (b) (h)	3,500	2,999
Series 2021-6, Class A1, 1.79%, 7/25/2026 (b) (h)	2,338	2,092
Series 2021-6, Class A2, 3.47%, 7/25/2026 (b) (h)	275	225
Series 2021-7, Class A1, 1.87%, 8/25/2026 (b) (h)	2,342	2,105
Series 2021-7, Class A2, 3.67%, 8/25/2026 (b) (h)	738	604
Series 2021-11, Class A2, 4.58%, 11/25/2026 (b) (h)	2,400	2,033
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (b) (d)	1,160	1,028
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	24	19
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	217	146
SART Series 2017-1, 4.75%, 7/15/2024	610	597
Sequoia Mortgage Trust Series 2003-8, Class A1, 4.26%, 1/20/2034 (d)	214	199
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (b) (d)	57	54
TDA CAM 4 FTA (Spain) Series 4, Class A, 1.21%, 6/26/2039 (a) (d)	289	296
Verus Securitization Trust
Series 2019-4, Class A1, 2.64%, 11/25/2059 (b) (h)	560	531
Series 2019-INV3, Class A1, 2.69%, 11/25/2059 (b) (d)	1,376	1,291
Series 2020-1, Class A1, 2.42%, 1/25/2060 (b) (h)	141	132
Series 2021-6, Class A1, 1.63%, 10/25/2066 (b) (d)	2,600	2,115
Series 2022-4, Class A1, 4.47%, 4/25/2067 (b) (h)	385	368
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (d)	3,700	3,486
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	85	81
Total Collateralized Mortgage Obligations (Cost $68,215)		57,635

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 5.7%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	900	909
5.30%, 1/21/2041 (b)	790	605
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	940	575
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,500	1,191
7.38%, 9/28/2033 (b)	527	384
7.63%, 11/28/2047 (a)	1,090	717
Italian Republic Government Bond 0.88%, 5/6/2024	1,888	1,755
Jamaica Government Bond 8.00%, 3/15/2039	870	990
Lebanese Republic 6.38%, 3/9/2020 (i)	1,280	74
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN 137,240	6,493
8.50%, 11/18/2038	MXN 97,000	4,709
Notas do Tesouro Nacional 10.00%, 1/1/2027	BRL 45,000	7,955
Oriental Republic of Uruguay 5.10%, 6/18/2050	136	135
Republic of Angola
8.00%, 11/26/2029 (a)	530	479
8.75%, 4/14/2032 (b)	781	698
9.13%, 11/26/2049 (a)	560	460
Republic of Colombia
3.13%, 4/15/2031	1,000	740
5.20%, 5/15/2049	645	434
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	1,190	1,141
6.88%, 10/17/2040 (b)	EUR 1,880	1,493
Republic of Iraq 5.80%, 1/15/2028 (a)	1,286	1,151
Republic of Kenya
6.30%, 1/23/2034 (b)	1,635	1,281
8.25%, 2/28/2048 (a)	480	376
Republic of North Macedonia 2.75%, 1/18/2025 (a)	EUR 1,110	1,080
Republic of Paraguay
5.00%, 4/15/2026 (a)	446	444
4.95%, 4/28/2031 (b)	1,160	1,116
3.85%, 6/28/2033 (b)	208	180
5.60%, 3/13/2048 (a)	820	707
5.40%, 3/30/2050 (b)	470	395
Republic of Senegal 6.25%, 5/23/2033 (a)	1,680	1,399
Republic of Serbia
1.50%, 6/26/2029 (b)	EUR 1,600	1,245
2.13%, 12/1/2030 (b)	1,010	740
Republic of South Africa
7.00%, 2/28/2031	ZAR 71,786	3,338
8.88%, 2/28/2035	ZAR 79,525	3,888
5.00%, 10/12/2046	2,560	1,829
5.75%, 9/30/2049	390	296
Romania Government Bond 4.63%, 4/3/2049 (b)	EUR 997	779

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	777	759
4.00%, 7/28/2050 (b)	1,180	731
4.95%, 7/7/2052 (b)	537	530
United Mexican States
3.77%, 5/24/2061	1,378	932
3.75%, 4/19/2071	1,815	1,211
Total Foreign Government Securities (Cost $66,719)		56,344
Convertible Bonds — 4.1%
Airlines — 0.2%
JetBlue Airways Corp. 0.50%, 4/1/2026	692	519
Southwest Airlines Co. 1.25%, 5/1/2025	815	1,058
		1,577
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	995	1,028
Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc. Zero Coupon, 3/15/2026	939	775
Entertainment — 0.1%
Sea Ltd. (Singapore) 2.38%, 12/1/2025	730	742
Equity Real Estate Investment Trusts (REITs) — 0.2%
Kite Realty Group LP 0.75%, 4/1/2027 (b)	688	661
Pebblebrook Hotel Trust 1.75%, 12/15/2026	1,265	1,138
Summit Hotel Properties, Inc. 1.50%, 2/15/2026	351	321
		2,120
Health Care Equipment & Supplies — 0.1%
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	970	935
Health Care Providers & Services — 0.0% ^
PetIQ, Inc. 4.00%, 6/1/2026	170	147
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc. Zero Coupon, 3/15/2026	2,300	1,931
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	1,223	1,016
Vail Resorts, Inc. Zero Coupon, 1/1/2026	686	640
		3,587
Interactive Media & Services — 0.2%
Eventbrite, Inc. 0.75%, 9/15/2026	670	470
Snap, Inc.
0.75%, 8/1/2026	295	257
Zero Coupon, 5/01/2027	479	334
0.13%, 3/1/2028 (b)	500	336
TripAdvisor, Inc. 0.25%, 4/1/2026	1,224	972
		2,369
IT Services — 0.4%
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	2,170	1,532

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
IT Services — continued
Block, Inc.
0.13%, 3/1/2025	340	332
Zero Coupon, 5/1/2026	927	744
0.25%, 11/1/2027	300	226
GDS Holdings Ltd. (China) 2.00%, 6/1/2025	1,010	945
		3,779
Leisure Products — 0.1%
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	455	618
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,510	1,411
Metals & Mining — 0.1%
ATI, Inc. 3.50%, 6/15/2025	655	1,342
Road & Rail — 0.1%
Lyft, Inc. 1.50%, 5/15/2025	1,540	1,334
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (a)	600	427
Microchip Technology, Inc. 1.63%, 2/15/2027	320	718
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,932	2,958
Silicon Laboratories, Inc. 0.63%, 6/15/2025	1,186	1,562
Wolfspeed, Inc. 0.25%, 2/15/2028 (b)	609	587
		6,252
Software — 1.3%
8x8, Inc. 0.50%, 2/1/2024	840	741
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	1,465	1,177
Bentley Systems, Inc. 0.13%, 1/15/2026	1,065	984
Box, Inc. Zero Coupon, 1/15/2026	967	1,154
Confluent, Inc. Zero Coupon, 1/15/2027 (b)	148	111
Dropbox, Inc. Zero Coupon, 3/1/2028	2,198	1,983
Envestnet, Inc.
0.75%, 8/15/2025	210	186
2.63%, 12/1/2027 (b)	675	707
Everbridge, Inc. Zero Coupon, 3/15/2026	1,344	1,148
Nice Ltd. (Israel) Zero Coupon, 9/15/2025	1,744	1,667
Palo Alto Networks, Inc. 0.38%, 6/1/2025	1,105	1,935
RingCentral, Inc. Zero Coupon, 3/1/2025	645	552
		12,345
Specialty Retail — 0.0% ^
Guess?, Inc. 2.00%, 4/15/2024	395	412
Total Convertible Bonds (Cost $44,685)		40,773
U.S. Treasury Obligations — 2.8%
U.S. Treasury Inflation Indexed Notes 0.63%, 7/15/2032(Cost $27,376)	28,970	27,834

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 1.2% (g) (j)
Aerospace & Defense — 0.1%
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.06%, 8/3/2029	923	893
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 3/31/2028	112	103
Building Products — 0.0% ^
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 6/11/2028	4	4
Chemicals — 0.0% ^
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 11/8/2028	196	188
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 6.82%, 6/21/2028	193	183
Construction & Engineering — 0.0% ^
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.08%, 1/21/2028	132	129
Containers & Packaging — 0.1%
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.25%, 9/24/2028	1,015	999
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 7.67%, 9/15/2028	300	288
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 7.82%, 9/15/2028	43	41
		1,328
Health Care Equipment & Supplies — 0.1%
Chamberlain Group LLC (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.25%, 11/3/2028	719	672
Hotels, Restaurants & Leisure — 0.2%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 12/23/2024	1,517	1,505
IRB Holding Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.89%, 12/15/2027	324	312
		1,817
IT Services — 0.0% ^
Ancestry.com, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 12/6/2027	192	174
Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 12/16/2024	796	763
Personal Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 5/17/2028	1,384	1,161
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (1 Month SOFR + 3.10%; 6 Month SOFR + 3.10%), 5.26%, 2/1/2029 (k)	394	371
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 7.35%, 2/1/2030	150	125
		496
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 7.86%, 12/1/2027	630	611
Specialty Retail — 0.3%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.84%, 10/19/2027	188	180
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 10.57%, 12/18/2026 (l)	1,745	1,553
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.99%, 12/28/2027	439	380

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 8.57%, 12/22/2025	603	410
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.79%, 8/10/2023	739	340
		2,863
Total Loan Assignments (Cost $12,543)		11,385
Mortgage-Backed Securities — 0.5%
FNMA, Other Pool # BF0263, 3.50%, 5/1/2058	1,165	1,080
GNMA II, Single Family, 30 Year TBA, 5.50%, 12/15/2052 (m)	3,500	3,542
Total Mortgage-Backed Securities (Cost $4,777)		4,622
Supranational — 0.3%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (a)	1,130	918
European Union (Belgium) 0.10%, 10/4/2040 (a)	EUR 2,990	1,914
Total Supranational (Cost $4,563)		2,832
	SHARES (000)
Convertible Preferred Stocks — 0.2%
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ *(Cost $226)	1	1,755
	NO. OF WARRANTS (000)
Warrants — 0.1%
Media — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *(Cost $—)	14	631
	SHARES (000)
Common Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	6	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	102
Professional Services — 0.0% ^
NMG, Inc. ‡ *	—	41
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	1	329
Total Common Stocks (Cost $1,104)		472
Preferred Stocks — 0.0% ^
Banks — 0.0% ^
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (n)	4	67

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	7	—
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	298	320
Total Preferred Stocks (Cost $393)		387
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *(Cost $—)	42	53
	SHARES (000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (o) (p) (Cost $23,624)	23,626	23,633
Total Investments — 97.0% (Cost $1,073,840)		955,521
Other Assets Less Liabilities — 3.0%		29,095
NET ASSETS — 100.0%		984,616

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PT	Limited liability company

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(i)	Defaulted security.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of November 30, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2022.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	51	03/22/2023	USD	5,804	45
U.S. Treasury Ultra Bond	11	03/22/2023	USD	1,509	16
U.S. Treasury 10 Year Ultra Note	237	03/22/2023	USD	28,489	161
					222
Short Contracts
Euro-Bund	(129)	12/08/2022	EUR	(19,020)	103
Euro-Buxl	(64)	12/08/2022	EUR	(10,590)	(640)
Euro-Schatz	(344)	12/08/2022	EUR	(38,265)	233
U.S. Treasury 10 Year Note	(1,100)	03/22/2023	USD	(125,177)	(990)
U.S. Treasury 10 Year Ultra Note	(337)	03/22/2023	USD	(40,508)	(217)
U.S. Treasury Long Bond	(23)	03/22/2023	USD	(2,936)	(5)
U.S. Treasury Ultra Bond	(4)	03/22/2023	USD	(549)	(6)
Long Gilt	(4)	03/29/2023	GBP	(506)	2
U.S. Treasury 2 Year Note	(2,221)	03/31/2023	USD	(456,538)	(1,634)
U.S. Treasury 5 Year Note	(980)	03/31/2023	USD	(106,621)	(729)
					(3,883)
					(3,661)

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	144	USD	143	Barclays Bank plc	12/5/2022	6
EUR	38,728	USD	40,184	HSBC Bank, NA	12/5/2022	123
EUR	156	USD	161	Morgan Stanley	12/5/2022	1
EUR	99	USD	102	Standard Chartered Bank	12/5/2022	1
EUR	112	USD	110	State Street Corp.	12/5/2022	7
GBP	3,447	USD	4,139	Merrill Lynch International	12/5/2022	17
GBP	84	USD	99	Royal Bank of Canada	12/5/2022	2
AUD	1,823	USD	1,227	Merrill Lynch International	12/28/2022	13
BRL	4,238	USD	790	BNP Paribas**	12/28/2022	22
CLP	1,126,608	USD	1,205	Citibank, NA**	12/28/2022	55
CNY	17,494	USD	2,436	BNP Paribas**	12/28/2022	54
CZK	61,858	USD	2,615	BNP Paribas	12/28/2022	26
EUR	1,179	MXN	23,491	Goldman Sachs International	12/28/2022	18
IDR	38,293,800	USD	2,440	Citibank, NA**	12/28/2022	7
ILS	4,201	USD	1,216	Citibank, NA	12/28/2022	17
INR	99,735	USD	1,215	Citibank, NA**	12/28/2022	10
JPY	19,833	USD	143	Standard Chartered Bank	12/28/2022	1
KRW	5,635,625	USD	4,262	Goldman Sachs International**	12/28/2022	58
MXN	24,590	EUR	1,206	Goldman Sachs International	12/28/2022	10
PHP	140,390	USD	2,446	Goldman Sachs International**	12/28/2022	44
SGD	1,681	USD	1,229	Citibank, NA	12/28/2022	7
SGD	3,623	USD	2,633	Goldman Sachs International	12/28/2022	29
THB	90,005	USD	2,523	Goldman Sachs International	12/28/2022	37
USD	667	EUR	639	Morgan Stanley	12/28/2022	1
USD	1,221	ZAR	20,848	Goldman Sachs International	12/28/2022	18
USD	3,419	ZAR	59,083	State Street Corp.	12/28/2022	8
ZAR	21,302	USD	1,228	Goldman Sachs International	12/28/2022	2
EUR	299	USD	310	HSBC Bank, NA	1/4/2023	2
PLN	5,600	EUR	1,179	Barclays Bank plc	1/30/2023	1
Total unrealized appreciation						597
USD	56,118	EUR	56,414	BNP Paribas	12/5/2022	(2,598)
USD	4,083	GBP	3,531	HSBC Bank, NA	12/5/2022	(173)
EUR	539	USD	563	Morgan Stanley	12/28/2022	(1)
INR	100,214	USD	1,232	Goldman Sachs International**	12/28/2022	(1)
USD	1,218	AUD	1,812	BNP Paribas	12/28/2022	(14)
USD	1,236	AUD	1,838	Merrill Lynch International	12/28/2022	(13)
USD	1,232	BRL	6,540	BNP Paribas**	12/28/2022	(22)
USD	5,851	BRL	31,201	Goldman Sachs International**	12/28/2022	(132)
USD	1,240	CLP	1,111,597	Citibank, NA**	12/28/2022	(3)
USD	1,237	CNY	8,754	BNP Paribas**	12/28/2022	(9)
USD	8,602	CNY	60,560	Citibank, NA**	12/28/2022	(22)
USD	10,873	EUR	10,532	Citibank, NA	12/28/2022	(113)
USD	1,239	ILS	4,243	BNP Paribas	12/28/2022	(7)
USD	2,472	INR	201,326	BNP Paribas**	12/28/2022	(1)
USD	2,436	INR	199,641	Citibank, NA**	12/28/2022	(16)
USD	142	JPY	19,833	State Street Corp.	12/28/2022	(3)
USD	1,200	KRW	1,621,568	Barclays Bank plc**	12/28/2022	(43)
USD	9,144	MXN	179,372	Goldman Sachs International	12/28/2022	(109)
USD	2,446	PHP	139,712	BNP Paribas**	12/28/2022	(31)
USD	1,226	PHP	70,070	Standard Chartered Bank**	12/28/2022	(16)
USD	1,217	SGD	1,677	Citibank, NA	12/28/2022	(15)
USD	1,226	SGD	1,685	TD Bank Financial Group	12/28/2022	(12)
USD	2,678	ZAR	46,543	Citibank, NA	12/28/2022	(9)
USD	58,164	EUR	55,903	HSBC Bank, NA	1/4/2023	(186)
USD	4,144	GBP	3,447	Merrill Lynch International	1/4/2023	(17)
USD	99	GBP	83	Royal Bank of Canada	1/4/2023	(1)
Total unrealized depreciation						(3,567)

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
CURRENCY PURCHASED	CURRENCY SOLD	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
Net unrealized depreciation				(2,970)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 7,317	173	(383)	(210)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 9,947	192	(478)	(286)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 11,960	284	(628)	(344)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 12,196	289	(640)	(351)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 17,940	421	(937)	(516)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 30,236	536	(1,406)	(870)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 50,100	2,300	(3,741)	(1,441)
						4,195	(8,213)	(4,018)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2022 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day CDI at maturity	11.91 at maturity	Pay	1/2/2025	BRL 38,486	—	(219)	(219)
6 month EURIBOR semi-annually	2.59 annually	Pay	12/21/2032	EUR 22,200	(30)	(93)	(123)
1 day CDI at maturity	11.92 at maturity	Pay	1/2/2025	BRL 39,280	—	(160)	(160)
					(30)	(472)	(502)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate

(a)	Value of floating rate index at November 30, 2022 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	12.98%
6 month EURIBOR	2.41

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$233,746	$58,613	$292,359
Collateralized Mortgage Obligations	—	57,635	—	57,635
Commercial Mortgage-Backed Securities	—	71,656	26,184	97,840
Common Stocks
Communications Equipment	—	—	—(a)	—(a)
Media	102	—	—	102
Professional Services	—	—	41	41
Specialty Retail	—	—	329	329
Total Common Stocks	102	—	370	472
Convertible Bonds	—	40,773	—	40,773
Convertible Preferred Stocks	—	—	1,755	1,755
Corporate Bonds	—	336,966	—	336,966
Foreign Government Securities	—	56,344	—	56,344
Loan Assignments	—	11,385	—	11,385
Mortgage-Backed Securities	—	4,622	—	4,622
Preferred Stocks
Banks	67	—	—	67
Communications Equipment	—	—	—(a)	—(a)
Internet & Direct Marketing Retail	—	—	320	320
Total Preferred Stocks	67	—	320	387
Rights	—	—	53	53
Supranational	—	2,832	—	2,832
U.S. Treasury Obligations	—	27,834	—	27,834
Warrants	—	—	631	631
Short-Term Investments
Investment Companies	23,633	—	—	23,633
Total Investments in Securities	$23,802	$843,793	$87,926	$955,521
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$597	$—	$597
Futures Contracts	560	—	—	560
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,567)	—	(3,567)
Futures Contracts	(4,221)	—	—	(4,221)
Swaps	—	(8,685)	—	(8,685)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(3,661)	$(11,655)	$—	$(15,316)

(a)	Amount rounds to less than one thousand.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$72,387	$(610)	$(3,328)	$3	$16,206	$(19,264)	$535	$(7,316)	$58,613
Commercial Mortgage-Backed Securities	27,723	(284)	(1,806)	20	4,365	(5,196)	1,362	—	26,184
Common Stocks	341	—	(9)	—	—	—	38	—	370
Convertible Preferred Stocks	1,823	94	(39)	—	—	(123)	—	—	1,755
Corporate Bonds	4	—	(4)	—	—	—	—	—	—
Preferred Stocks	559	—	(239)	—	—	—	—	—	320
Rights	56	—	(3)	—	—	—	—	—	53
Warrants	307	—	324	—	—	—	—	—	631
Total	$103,200	$(800)	$(5,104)	$23	$20,571	$(24,583)	$1,935	$(7,316)	$87,926

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(5,107).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$56,731	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (21.20%)
			Constant Default Rate	0.00% - 4.20% (0.41%)
			Yield (Discount Rate of Cash Flows)	5.65% - 13.85% (9.51%)

Asset-Backed Securities	56,731
	15,285	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.41% - 11.10% (8.69%)

Commercial Mortgage- Backed Securities	15,285
	0 (b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	0 (b)
	0 (b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	0 (b)
Total	$72,016

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $15,910. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$63,852	$473,797	$514,011	$(1)	$(4)	$23,633	23,626	$706	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.